Pensions (Tables)	12 Months Ended
Dec. 31, 2017
Pensions (Tables) [Abstract]
Calculation of Annual Pension Costs
The Company established a defined benefit plan for qualifying employees in 2010.  Under the plan, the employees, from the age 67, are entitled to 70% of the base salary at retirement date.  Parts of the pension are covered by payments from the National Insurance Scheme in Norway.  The defined benefit plan is insured through an insurance company.

(Dollars in thousands)
Calculation of this year's pension costs:	2017	2016	2015
Current service cost	329	344	289
Financial costs	6	6	6
Pension costs for the year	335	350	296

Amounts Recognised in the Statement of Financial Position at the Reporting Date
The amounts recognised in the statement of financial position at the reporting date are as follows:

	2017	2016	2015
Present value of the defined benefit obligation	1,481	1,128	949
Fair value of plan assets	1,266	963	801
Net pension obligation	215	165	148
Remeasurement loss	211	60	48
Net balance sheet recorded pension liability December 31	425	225	196

Change in Gross Pension Obligations
	2017	2016	2015
Change in gross pension obligation:
Gross obligation January 1	1,111	945	706
Current service cost	325	360	285
Interest charge on pension liabilities	31	27	24
Past service cost - curtailment/plan amendment	-	(19)	-
Settlement (gain)	-	(128)	-
Social security expenses	(44)	(48)	(43)
Remeasurements loss/(gain)	227	(18)	(27)
Exchange rate differences	58	(8)	(20)
Gross pension obligation December 31	1,708	1,111	925

Change in Gross Pension Assets
	2017	2016	2015
Change in gross pension assets:
Fair value plan asset January 1	886	744	511
Interest income	20	17	24
Settlement	-	(128)	-
Employer contribution	313	338	303
Remeasurements (loss)/gain	16	(79)	(79)
Exchange rate differences	47	(7)	(30)
Fair value plan assets December 31	1,282	886	728

Company pension contributions assumptions
The Company expects to contribute $305 thousand to its defined benefit pension plan in 2017.

Assumptions	2017	2016	2015
Discount rate	2.40%	2.60%	2.70%
Yield on pension assets	2.40%	2.60%	2.70%
Wage growth	2.50%	2.50%	2.50%
G regulation*	2.25%	2.25%	2.25%
Pension adjustment	0.50%	0.00%	0.00%
Average remaining service period	18	19	18

* Increase of social security base amount ("G") as per Norwegian regulations.